INTEREST EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
INTEREST EXPENSES [Abstract]
Interest Expenses, net of capitalized interest	$ 35,007	$ 29,889	$ 29,040
Amortization of Deferred Financing Costs	745	850	1,458
Total Interest Expenses	35,752	30,739	30,498
Interest expenses, capitalized interest	$ 0	$ 0	$ 0